Divestments - Additional Information (Details) - USD ($) $ in Thousands		1 Months Ended	3 Months Ended			12 Months Ended
	May 18, 2021	Mar. 31, 2019	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jun. 07, 2021
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain on divestiture	$ 20,300					$ 178,983	$ 0	$ 0
Investments in joint ventures			$ 0	$ 6,500		78,623	$ 18,250	$ 19,222
Disposal Group, Disposed of by Sale, Not Discontinued Operations | Iron Mountain Intellectual Property Divestiture
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal consideration									$ 215,400
Gain on divestiture						$ 179,000
Disposal Group, Not Discontinued Operations | Consumer Storage
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain on divestiture					$ 4,200
Corporate Joint Venture | Makespace
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Investments in joint ventures		$ 20,000
Equity interest		34.00%			34.00%